Reporting Entity and description of business, Corporate Information (Details) Passenger in Millions	3 Months Ended	12 Months Ended	36 Months Ended
	Jun. 30, 2027 m² Room	Dec. 31, 2025 key Room Tower Condominium Passenger ft	Dec. 31, 2025 Room
Complex Construction [Abstract]
Cruise port capacity | Passenger		2
Area of slip space | ft		15,000
Minimum [Member]
Complex Construction [Abstract]
Room capacity | key		371
Maximum [Member]
Complex Construction [Abstract]
Room capacity | key		400
Andaz and Mondrian Hotel Complex [Member]
Complex Construction [Abstract]
Room capacity			396
GIC Complex [Member]
Complex Construction [Abstract]
Number of Condominiums | Condominium		1,582
GIC Complex [Member] | Minimum [Member]
Complex Construction [Abstract]
Room capacity		616
Phase One [Member]
Complex Construction [Abstract]
Room capacity | key		1,016
"Mondrian" brand [Member]
Complex Construction [Abstract]
Room capacity		400
Number of additional rooms		166
Number of hotel rooms expected to be converted into residential apartment units	328
Saleable area of residential apartment units | m²	37,000
"Dreams" Brand [Member]
Complex Construction [Abstract]
Room capacity | key		616
Phase Two [Member]
Complex Construction [Abstract]
Number of Condominiums | Condominium		1,254
Number of towers | Tower		4